Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Deferred Revenue

	Years ended
	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of the year	379,724	128,815
Deferral of revenue	400,326	351,145
Recognition of deferred revenue	(216,649)	(100,236)
Balance, end of the year	563,401	379,724

	December 31, 2022	December 31, 2021
	$	$
Current portion	295,888	216,792
Long-term portion	267,513	162,932
	563,401	379,724
The table below summarizes the gross changes in deferred revenue associated with this non-cash consideration received for the years ended December 31, 2022 and 2021.

	Years Ended
	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of the year	230,574	20,896
Non-cash consideration received in exchange for services	273,201	268,058
Revenue recognized related to non-cash consideration	(121,503)	(58,380)
Balance, end of the year	382,272	230,574

Current portion	134,871	85,086
Long term portion	247,401	145,488
	382,272	230,574